Performance Management	Jul. 24, 2026
T. Rowe Price Biotech ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Capital Appreciation Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Dynamic Emerging Markets Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Mid-Cap Equity Research ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Securitized Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Small-Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com